Transamerica Long Credit

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 84.3%
Aerospace & Defense - 2.8%
Boeing Co.
3.83%, 03/01/2059	$ 650,000	$ 425,972
5.81%, 05/01/2050	516,000	487,413
5.93%, 05/01/2060	553,000	516,303
6.86%, 05/01/2054	916,000	981,280
General Electric Co.
4.13%, 10/09/2042	406,000	333,017
Honeywell Aerospace, Inc.
5.73%, 03/16/2056 (A)	414,000	394,320
RTX Corp.
4.15%, 05/15/2045	592,000	471,013
4.63%, 11/16/2048	914,000	756,625
		4,365,943
Automobile Components - 0.5%
Aptiv Swiss Holdings Ltd.
4.15%, 05/01/2052	625,000	445,555
Lear Corp.
3.55%, 01/15/2052	609,000	392,139
		837,694
Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	290,000	282,372
Banks - 8.2%
Bank of America Corp.
Fixed until 04/22/2041, 3.31% (B), 04/22/2042	395,000	296,122
Fixed until 03/20/2050, 4.08% (B), 03/20/2051	916,000	688,494
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	1,539,000	1,482,021
Barclays PLC
Fixed until 08/11/2045, 5.86% (B), 08/11/2046	621,000	593,554
Citigroup, Inc.
Fixed until 01/24/2038, 3.88% (B), 01/24/2039	1,197,000	1,013,904
Goldman Sachs Group, Inc.
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	1,206,000	1,148,658
Fixed until 01/21/2046, 5.54% (B), 01/21/2047	583,000	536,883
Fixed until 01/28/2055, 5.73% (B), 01/28/2056	390,000	361,933
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (A)	487,000	564,660
JPMorgan Chase & Co.
Fixed until 04/22/2040, 3.11% (B), 04/22/2041	2,145,000	1,609,210
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	179,000	173,570
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	327,000	314,024
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	609,000	609,889
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 07/22/2037, 3.97% (B), 07/22/2038	$ 577,000	$ 493,131
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	330,000	312,753
Fixed until 11/19/2054, 5.52% (B), 11/19/2055	203,000	185,775
Fixed until 03/13/2046, 5.90% (B), 03/13/2047	607,000	587,236
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	221,000	224,816
UBS Group AG
Fixed until 03/23/2036, 5.01% (B), 03/23/2037 (A)	345,000	328,502
Wells Fargo & Co.
4.75%, 12/07/2046	1,413,000	1,152,582
		12,677,717
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,549,000	1,253,259
Biotechnology - 2.1%
Amgen, Inc.
4.20%, 02/22/2052	470,000	350,633
5.75%, 03/02/2063	700,000	646,109
CSL Finance PLC
4.95%, 04/27/2062 (A)	1,013,000	826,288
Gilead Sciences, Inc.
5.50%, 11/15/2054	729,000	678,975
5.55%, 10/15/2053	376,000	352,833
Royalty Pharma PLC
5.90%, 09/02/2054	378,000	358,841
		3,213,679
Building Products - 1.4%
Carlisle Cos., Inc.
5.55%, 09/15/2040	662,000	638,267
Carrier Global Corp.
6.20%, 03/15/2054	420,000	427,307
CRH America Finance, Inc.
5.88%, 01/09/2055	446,000	429,199
Vulcan Materials Co.
5.70%, 12/01/2054	629,000	589,631
		2,084,404
Chemicals - 0.8%
Nutrien Ltd.
5.00%, 04/01/2049	425,000	362,630
OCP SA
6.88%, 04/25/2044 (C)	200,000	195,316
Westlake Corp.
6.38%, 11/15/2055	628,000	593,295
		1,151,241
Commercial Services & Supplies - 2.0%
Ashtead Capital, Inc.
5.80%, 04/15/2034 (A)	369,000	370,702
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Equifax, Inc.
7.00%, 07/01/2037	$ 957,000	$ 1,029,053
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (A)	320,000	310,635
Moody's Corp.
3.25%, 05/20/2050	869,000	550,774
Siemens Funding BV
5.90%, 05/28/2065 (A)	450,000	439,807
TR Finance LLC
5.85%, 04/15/2040	337,000	327,336
		3,028,307
Communications Equipment - 5.1%
AT&T, Inc.
3.50%, 09/15/2053	1,670,000	1,008,803
3.55%, 09/15/2055	2,159,000	1,294,931
3.65%, 06/01/2051	678,000	429,525
3.80%, 12/01/2057	331,000	204,756
Corning, Inc.
4.38%, 11/15/2057	572,000	426,955
Nokia OYJ
6.63%, 05/15/2039	361,000	362,059
Orange SA
5.75%, 01/13/2056 (A)	314,000	296,071
Telefonica Emisiones SA
5.52%, 03/01/2049	408,000	356,407
T-Mobile USA, Inc.
3.30%, 02/15/2051	197,000	119,841
3.40%, 10/15/2052	760,000	463,086
5.65%, 01/15/2053	733,000	645,668
5.70%, 01/15/2056	243,000	214,338
Verizon Communications, Inc.
2.99%, 10/30/2056	380,000	207,650
3.70%, 03/22/2061	1,953,000	1,227,577
Vodafone Group PLC
6.10%, 06/18/2056	565,000	526,345
		7,784,012
Construction & Engineering - 0.3%
Mexico City Airport Trust
5.50%, 07/31/2047 (C)	554,000	465,847
Consumer Staples Distribution & Retail - 1.9%
7-Eleven, Inc.
2.50%, 02/10/2041 (A)	982,000	650,970
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054 (A)	601,000	553,932
Home Depot, Inc.
4.25%, 04/01/2046	472,000	376,829
Lowe's Cos., Inc.
3.00%, 10/15/2050	639,000	383,385
4.25%, 04/01/2052	609,000	453,207
McDonald's Corp.
3.63%, 09/01/2049	547,000	380,007
Starbucks Corp.
4.50%, 11/15/2048	178,000	142,487
		2,940,817
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.6%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054	$ 624,000	$ 594,930
Sonoco Products Co.
5.75%, 11/01/2040	384,000	379,421
		974,351
Diversified REITs - 0.7%
Trust Fibra Uno
6.95%, 01/30/2044 (A)	425,000	410,372
VICI Properties LP
6.13%, 04/01/2054 (D)	646,000	603,914
		1,014,286
Electric Utilities - 11.0%
Appalachian Power Co.
4.45%, 06/01/2045	852,000	679,613
Arizona Public Service Co.
5.90%, 08/15/2055	463,000	441,555
Berkshire Hathaway Energy Co.
4.50%, 02/01/2045	610,000	500,773
Black Hills Corp.
4.20%, 09/15/2046	1,264,000	975,202
Comision Federal de Electricidad
4.68%, 02/09/2051 (A)	800,000	553,235
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/2057	1,704,000	1,196,603
Constellation Energy Generation LLC
5.88%, 01/15/2066	564,000	520,758
DTE Electric Co.
4.05%, 05/15/2048	625,000	475,924
Duke Energy Corp.
5.70%, 09/15/2055	532,000	483,682
Duke Energy Progress LLC
5.55%, 03/15/2055	1,292,000	1,193,010
Electricite de France SA
5.00%, 09/21/2048 (A)	516,000	423,785
ENEL Finance International NV
5.75%, 09/30/2055 (A)	662,000	598,958
Entergy Arkansas LLC
4.20%, 04/01/2049	1,007,000	766,731
Evergy Metro, Inc.
4.20%, 03/15/2048	852,000	658,214
FirstEnergy Corp.
4.85%, 07/15/2047	892,000	743,699
Generadora de Gatun SA
6.87%, 09/30/2044 (A)	609,000	610,220
Interstate Power & Light Co.
5.60%, 10/01/2055	456,000	419,850
Louisville Gas & Electric Co.
5.85%, 08/15/2055	618,000	591,569
Pacific Gas & Electric Co.
3.50%, 08/01/2050	511,000	326,910
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/2054	57,000	50,267
Potomac Electric Power Co.
7.90%, 12/15/2038	1,007,000	1,218,239
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
4.05%, 05/01/2048	$ 852,000	$ 650,309
Southern Co.
4.40%, 07/01/2046	751,000	601,108
Texas Electric Market Stabilization Funding N LLC
5.17%, 02/01/2052 (A)	355,000	318,319
Virginia Electric & Power Co.
8.88%, 11/15/2038	1,158,000	1,469,897
Vistra Operations Co. LLC
5.35%, 01/31/2036 (A)	480,000	459,423
		16,927,853
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
5.30%, 11/15/2055	392,000	353,663
Energy Equipment & Services - 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.85%, 06/15/2056	988,000	932,769
Halliburton Co.
5.00%, 11/15/2045	517,000	443,663
		1,376,432
Financial Services - 0.7%
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	485,000	464,270
Fixed until 01/30/2036, 5.40% (B), 01/30/2037	146,000	141,268
FMR LLC
6.50%, 12/14/2040 (A)	449,000	480,038
		1,085,576
Food Products - 4.6%
BAT Capital Corp.
6.25%, 08/15/2055	729,000	713,820
7.08%, 08/02/2053	637,000	689,430
Cargill, Inc.
6.63%, 09/15/2037 (A)	595,000	646,879
Imperial Brands Finance PLC
6.38%, 07/01/2055 (A)	757,000	734,479
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
4.38%, 02/02/2052	1,039,000	746,088
6.50%, 12/01/2052	227,000	219,455
Kraft Heinz Foods Co.
5.20%, 07/15/2045	350,000	301,024
Kroger Co.
5.50%, 09/15/2054	941,000	846,799
Mars, Inc.
5.70%, 05/01/2055 (A)	426,000	402,009
Philip Morris International, Inc.
4.25%, 11/10/2044	986,000	798,209
Sysco Corp.
3.30%, 02/15/2050	572,000	364,552
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Tyson Foods, Inc.
5.10%, 09/28/2048	$ 659,000	$ 567,695
		7,030,439
Gas Utilities - 0.4%
NiSource, Inc.
5.85%, 04/01/2055	610,000	572,651
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories
5.60%, 03/15/2066	415,000	385,626
Alcon Finance Corp.
3.80%, 09/23/2049 (A)	747,000	531,129
5.75%, 12/06/2052 (A)	403,000	381,076
Danaher Corp.
2.60%, 10/01/2050	304,000	172,517
Koninklijke Philips NV
6.88%, 03/11/2038	264,000	289,605
Zimmer Biomet Holdings, Inc.
4.45%, 08/15/2045	446,000	374,058
		2,134,011
Health Care Providers & Services - 3.9%
Cigna Group
3.40%, 03/15/2051	790,000	515,914
3.88%, 10/15/2047	992,000	721,214
Elevance Health, Inc.
5.70%, 09/15/2055	425,000	393,551
HCA, Inc.
4.63%, 03/15/2052	1,055,000	813,317
6.10%, 04/01/2064	644,000	603,049
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	392,000	358,802
Humana, Inc.
6.00%, 05/01/2055	482,000	443,503
Quest Diagnostics, Inc.
4.70%, 03/30/2045	431,000	372,774
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,296,000	1,099,792
5.38%, 04/15/2054	802,000	718,346
		6,040,262
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.
5.15%, 04/15/2053	596,000	502,715
Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	404,000	379,462
Insurance - 2.0%
200 Park Funding Trust
5.74%, 02/15/2055 (A)	463,000	435,274
Alleghany Corp.
3.25%, 08/15/2051	442,000	278,808
4.90%, 09/15/2044	457,000	395,687
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Belrose Funding Trust II
6.79%, 05/15/2055 (A)	$ 397,000	$ 394,646
Brown & Brown, Inc.
6.25%, 06/23/2055	775,000	749,444
Swiss RE Subordinated Finance PLC
Fixed until 01/01/2045, 6.19% (B), 04/01/2046 (A)	800,000	773,101
		3,026,960
Internet & Catalog Retail - 3.1%
Alphabet, Inc.
5.30%, 05/15/2065	407,000	344,770
5.50%, 02/15/2046	560,000	520,165
Amazon.com, Inc.
4.05%, 08/22/2047	360,000	268,330
5.55%, 11/20/2065	411,000	355,751
5.80%, 03/13/2056	330,000	303,435
AppLovin Corp.
5.95%, 12/01/2054	404,000	366,361
Meta Platforms, Inc.
5.40%, 08/15/2054	346,000	281,655
5.63%, 11/15/2055	583,000	487,601
5.75%, 11/15/2065	260,000	214,395
6.30%, 05/15/2056	516,000	473,544
Prosus NV
4.03%, 08/03/2050 (C)	314,000	211,295
4.99%, 01/19/2052 (A)	360,000	276,707
Uber Technologies, Inc.
5.35%, 09/15/2054	807,000	713,855
		4,817,864
IT Services - 0.2%
Hewlett Packard Enterprise Co.
5.60%, 10/15/2054	373,000	324,461
Machinery - 0.6%
GE Vernova, Inc.
5.50%, 02/04/2056	510,000	470,309
Ingersoll Rand, Inc.
5.70%, 06/15/2054	401,000	379,354
		849,663
Media - 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	2,001,000	1,735,047
Comcast Corp.
2.89%, 11/01/2051	478,000	253,134
2.94%, 11/01/2056	318,000	160,633
4.00%, 11/01/2049	934,000	623,345
Fox Corp.
5.58%, 01/25/2049	764,000	686,050
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (A)	439,000	410,063
		3,868,272
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	$ 449,000	$ 417,453
Glencore Finance Canada Ltd.
6.90%, 11/15/2037 (A)	324,000	353,247
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	645,000	620,830
Steel Dynamics, Inc.
5.75%, 05/15/2055	503,000	477,890
		1,869,420
Oil, Gas & Consumable Fuels - 9.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (C)	345,000	295,059
Cameron LNG LLC
3.70%, 01/15/2039 (A)	440,000	364,079
Devon Energy Corp.
5.00%, 06/15/2045	457,000	393,917
Diamondback Energy, Inc.
5.75%, 04/18/2054	438,000	407,547
Energy Transfer LP
5.00%, 05/15/2050	426,000	345,540
7.50%, 07/01/2038	1,127,000	1,269,296
Enterprise Products Operating LLC
4.90%, 05/15/2046	912,000	788,668
EOG Resources, Inc.
5.95%, 07/15/2055	489,000	476,005
Esentia Energy Development SAB de CV
6.50%, 07/30/2038 (A)	412,000	393,563
Green Palm Bidco SARL
6.46%, 06/30/2046 (A)	825,000	803,093
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	411,000	405,085
Hess Corp.
5.60%, 02/15/2041	462,000	454,646
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	466,000	448,243
MPLX LP
5.50%, 02/15/2049	365,000	322,933
6.10%, 04/01/2056	606,000	574,143
Occidental Petroleum Corp.
6.60%, 03/15/2046	652,000	665,839
ONEOK Partners LP
6.20%, 09/15/2043	544,000	537,990
ONEOK, Inc.
4.25%, 09/15/2046	519,000	389,760
5.20%, 07/15/2048	457,000	389,516
Pertamina Persero PT
6.45%, 05/30/2044 (A)	381,000	372,919
Petroleos del Peru SA
5.63%, 06/19/2047 (C)	524,000	375,105
Petroleos Mexicanos
6.95%, 01/28/2060	389,000	313,630
7.69%, 01/23/2050	582,000	519,171
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	496,000	488,553
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Saudi Arabian Oil Co.
6.00%, 02/02/2056 (A)	$ 600,000	$ 549,054
Shell Finance U.S., Inc.
3.75%, 09/12/2046	523,000	386,821
Spectra Energy Partners LP
4.50%, 03/15/2045	852,000	689,499
Western Midstream Operating LP
5.30%, 03/01/2048	609,000	509,769
Williams Cos., Inc.
5.95%, 03/15/2056	597,000	563,233
		14,492,676
Pharmaceuticals - 6.1%
AbbVie, Inc.
4.70%, 05/14/2045	724,000	619,953
5.40%, 03/15/2054	769,000	703,836
Bayer U.S. Finance II LLC
4.70%, 07/15/2064 (A)	813,000	595,718
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	452,000	421,784
Cencora, Inc.
5.65%, 02/13/2056	409,000	385,117
CVS Health Corp.
5.30%, 12/05/2043	1,038,000	930,216
5.88%, 06/01/2053	707,000	657,951
6.05%, 06/01/2054	406,000	386,677
Fixed until 09/10/2034, 6.75% (B), 12/10/2054	712,000	733,596
Eli Lilly & Co.
5.10%, 02/09/2064	477,000	411,357
Merck & Co., Inc.
5.00%, 05/17/2053	322,000	278,668
5.85%, 05/22/2056	522,000	509,142
Mylan, Inc.
5.40%, 11/29/2043	310,000	263,428
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	538,000	469,593
Pfizer, Inc.
4.20%, 09/15/2048	1,137,000	883,871
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/2050	544,000	343,818
Takeda U.S. Financing, Inc.
5.90%, 07/07/2055	484,000	467,056
Viatris, Inc.
4.00%, 06/22/2050	437,000	289,991
		9,351,772
Residential REITs - 0.4%
American Homes 4 Rent LP
4.30%, 04/15/2052	755,000	568,402
Retail REITs - 0.1%
Kimco Realty OP LLC
3.70%, 10/01/2049	298,000	212,884
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.
3.75%, 02/15/2051	$ 593,000	$ 400,597
5.70%, 01/15/2056 (D)	570,000	509,241
Foundry JV Holdco LLC
6.30%, 01/25/2039 (A)	732,000	749,993
Intel Corp.
4.80%, 10/01/2041	346,000	297,087
5.60%, 02/21/2054	852,000	745,002
5.90%, 02/10/2063	457,000	407,995
KLA Corp.
5.00%, 03/15/2049	383,000	330,624
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041 - 11/30/2051	1,060,000	674,277
Texas Instruments, Inc.
5.05%, 05/18/2063	472,000	394,568
		4,509,384
Software - 2.7%
Intuit, Inc.
5.50%, 09/15/2053	432,000	370,567
Oracle Corp.
5.50%, 09/27/2064	387,000	279,553
5.95%, 09/26/2055	477,000	378,995
6.55%, 02/04/2046	600,000	530,985
6.90%, 11/09/2052	1,604,000	1,446,876
Salesforce, Inc.
6.55%, 03/15/2056	415,000	396,467
ServiceNow, Inc.
6.30%, 05/15/2056	412,000	397,728
Synopsys, Inc.
5.70%, 04/01/2055	467,000	428,262
		4,229,433
Transportation Infrastructure - 2.1%
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	146,000	86,226
4.70%, 09/01/2045	1,127,000	966,185
5.20%, 04/15/2054	83,000	73,669
5.55%, 03/15/2056	143,000	133,343
GXO Logistics, Inc.
2.65%, 07/15/2031	535,000	470,596
6.50%, 05/06/2034	168,000	174,059
Norfolk Southern Corp.
4.65%, 01/15/2046	594,000	499,029
Union Pacific Corp.
5.60%, 12/01/2054	392,000	370,755
United Parcel Service, Inc.
6.05%, 05/14/2065	392,000	381,554
		3,155,416
Total Corporate Debt Securities (Cost $135,170,724)		129,753,600
U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury - 6.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	4,088,000	1,838,003
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
3.00%, 11/15/2045	$ 1,343,000	$ 970,213
4.63%, 11/15/2045 - 11/15/2055	4,735,000	4,340,161
4.75%, 02/15/2056	453,000	418,600
5.00%, 05/15/2046 - 05/15/2056	2,527,000	2,439,375
U.S. Treasury Notes
4.13%, 02/15/2036	80,000	76,450
4.38%, 05/15/2036	177,000	172,354
		10,255,156
U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	2,075,120	1,488,395
		1,488,395
Total U.S. Government Obligations (Cost $12,535,457)		11,743,551
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	277,000	298,047
Guatemala - 0.2%
Guatemala Government Bonds
6.13%, 06/01/2050 (C)	388,000	371,704
Ireland - 0.2%
Amazon Conservation DAC
6.03%, 01/16/2042 (A)	350,000	344,820
Israel - 0.4%
Israel Government International Bonds
5.75%, 03/12/2054	402,000	368,323
5.88%, 01/13/2056	260,000	242,706
		611,029
Mexico - 0.6%
Mexico Government International Bonds
4.60%, 02/10/2048	395,000	284,597
6.75%, 02/09/2056	630,000	586,845
		871,442
Panama - 0.3%
Panama Government International Bonds
4.50%, 04/01/2056	642,000	471,870
Poland - 0.4%
Bank Gospodarstwa Krajowego
6.25%, 07/09/2054 (C)	600,000	587,531
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
7.95%, 11/19/2054 (A)	200,000	207,720
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 0.2%
Romania Government International Bonds
4.00%, 02/14/2051 (A)	$ 338,000	$ 219,537
Total Foreign Government Obligations (Cost $3,940,794)		3,983,700
ASSET-BACKED SECURITIES - 2.4%
JG Wentworth XLII LLC
Series 2018-2A, Class A, 3.96%, 10/15/2075 (A)	407,628	371,374
JG Wentworth XLIII LLC
Series 2019-1A, Class A, 3.82%, 08/17/2071 (A)	2,971,786	2,605,481
JG Wentworth XXXVIII LLC
Series 2017-1A, Class A, 3.99%, 08/16/2060 (A)	738,165	670,290
Total Asset-Backed Securities (Cost $3,732,511)		3,647,145
U.S. GOVERNMENT AGENCY OBLIGATION - 0.4%
Tennessee Valley Authority
4.25%, 09/15/2065	861,000	662,702
Total U.S. Government Agency Obligation (Cost $696,848)		662,702
MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	440,000	471,909
Total Municipal Government Obligation (Cost $486,816)		471,909

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (E)	514,650	514,650
Total Other Investment Company (Cost $514,650)		514,650
Total Investments (Cost $157,077,800)		150,777,257
Net Other Assets (Liabilities) - 2.1%		3,229,187
Net Assets - 100.0%		$ 154,006,444
Transamerica Funds

Transamerica Long Credit

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$129,753,600	$—	$129,753,600
U.S. Government Obligations	—	11,743,551	—	11,743,551
Foreign Government Obligations	—	3,983,700	—	3,983,700
Asset-Backed Securities	—	3,647,145	—	3,647,145
U.S. Government Agency Obligation	—	662,702	—	662,702
Municipal Government Obligation	—	471,909	—	471,909
Other Investment Company	514,650	—	—	514,650
Total Investments	$514,650	$150,262,607	$—	$150,777,257
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $23,238,422, representing 15.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the total value of the Regulation S securities is $2,950,100, representing 1.9%
of the Fund's net assets.

(D)
All or a portion of the security is on loan. The total value of the securities on loan is $1,112,311, collateralized by cash collateral of $514,650 and non-cash collateral, such as U.S. government securities of $621,428. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)	Rate disclosed reflects the yield at July 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Long Credit (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Long Credit

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds